Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 49.5	$ 38.8
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	42.1	37.1
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	78.3	53.8
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.1	27.7
Foreign exchange and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.4	9.1
Foreign exchange and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.6	12.9
Foreign exchange and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.2	31.8
Foreign exchange and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.7	6.7
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	40.0	25.9
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.6	33.8
Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	73.3	51.7
Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20.2	18.5
Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.6	15.4
Equity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.1	16.7
Equity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.8	24.3
Equity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.5	12.1
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.9	24.8
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.8	19.2
Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.9	29.4
Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.1	12.2
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(36.4)	(36.5)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (34.0)	$ (45.5)